Trade and other payables, deposits received and accrued expenses - Additional Information (Detail)	Dec. 31, 2024
Bottom of range [member]
Trade and other payables, deposits received and accrued expenses [Line Items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	30 days
Top of range [member]
Trade and other payables, deposits received and accrued expenses [Line Items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	60 days